NORTHERN LIGHTS FUND TRUST II

Securities and Exchange Commission                                     October 2, 2025

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust II – Future Fund Long/Short ETF

   One Global ETF

Post Effective Amendment No. 596 to the Registration Statement on Form N-1A

(File No. 333-174926, CIK No. 0001518042)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust III (the “Trust”), on behalf of the Future Fund Long/Short ETF and One Global ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 596 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on September 26, 2025 (SEC Accession No.  0001580642-25-006231).

Questions related to this filing should be directed to David J. Baum of Alston & Bird LLP at (202) 239-239-3346.

Very truly yours,

/s/ Kevin Wolf

President

cc: David J. Baum, Esq.